Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income (loss) including noncontrolling interests	$ 994	$ 3,314	$ (550)
Net income (loss) attributable to Dominion Energy	994	3,288	(401)
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities, net	67	15	(239)
Changes in unrealized net gains (losses) on investment securities, net of tax	(100)	(7)	43
Changes in net unrecognized pension and other postretirement benefit costs (credits), net of tax	(218)	144	25
Amounts reclassified to net income (loss):
Net derivative (gains) losses-hedging activities, net of tax	42	46	227
Net realized (gains) losses on investment securities	19	(18)	(18)
Net pension and other postretirement benefit costs, net of tax	75	82	37
Changes in other comprehensive income from equity method investees, net of tax	1	(3)	1
Total other comprehensive income (loss)	(114)	259	76
Comprehensive income (loss) including noncontrolling interests	880	3,573	(474)
Comprehensive income (loss) attributable to noncontrolling interests		26	(149)
Comprehensive income (loss) attributable to Dominion Energy	880	3,547	(325)
Virginia Electric and Power Company
Net income (loss) attributable to Dominion Energy	1,215	1,712	1,021
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities, net	60	13	(28)
Changes in unrealized net gains (losses) on investment securities, net of tax	(11)	(2)	6
Amounts reclassified to net income (loss):
Net derivative (gains) losses-hedging activities, net of tax	1	2	2
Net realized (gains) losses on investment securities		(2)	(3)
Total other comprehensive income (loss)	50	11	(23)
Comprehensive income (loss) attributable to Dominion Energy	$ 1,265	$ 1,723	$ 998